Submission	Mar. 11, 2025
Submission [Line Items]
Central Index Key	0001819994
Registrant Name	Rocket Lab USA, Inc.
Registration File Number	333-285707
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES